Oil And Natural Gas Reserve Quantities	12 Months Ended
Dec. 31, 2011
Oil And Natural Gas Reserve Quantities
22.	OIL AND NATURAL GAS RESERVE QUANTITIES (UNAUDITED)

Our independent engineers, Netherland, Sewell, and Associates, Inc. (“NSAI”) evaluated all of our proved oil and natural gas reserves for the years ended December 31, 2011, 2010 and 2009. The technical persons responsible for preparing the estimates of our estimated proved reserves meet the requirements with regards to qualifications, independence, objectivity and confidentiality set forth in the Standards Pertaining to the Estimating and Auditing of Oil and Gas Reserves Information promulgated by the Society of Petroleum Engineers. Our independent third-party engineers do not own an interest in any of our properties and are not employed by us on a contingent basis. We emphasize that reserve estimates are inherently imprecise. Our oil and natural gas reserve estimates were generally based upon extrapolation of historical production trends, analogy to similar properties and volumetric calculations. Accordingly, these estimates are expected to change, and such change could be material and occur in the near term as future information becomes available. All of our estimated proved reserves are located within the United States.

Proved oil and natural gas reserves represent the estimated quantities of oil and natural gas which geoscience and engineering data demonstrate with reasonable certainty will be economically producible – from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and governmental regulations – prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time. Proved developed oil and natural gas reserves are those expected to be recovered through existing wells with existing equipment and operating methods. Proved undeveloped reserves are volumes expected to be recovered from new wells on undrilled acreage or from existing wells where a relatively major expenditure is required for recompletion. Reserves on undrilled acreage shall be limited to those drilling units offsetting productive units that are reasonably certain of production when drilled. Estimated proved reserves for other undrilled units can be claimed only where it can be demonstrated with certainty that there is continuity of production from the existing formation. Proved undeveloped reserves can only be assigned to acreage for which improved recovery technology is contemplated unless such techniques have been proven effective by actual tests in the area and in the same reservoir. Undrilled locations can be classified as having undeveloped reserves only if a development plan has been adopted indicating they are scheduled to be drilled within five years, unless specific circumstances justify a longer time.

In December 2008, the SEC announced that it had approved revisions designed to modernize the oil and gas company reserves reporting requirements. See Note 2, Summary of Significant Accounting Policies, to our Consolidated Financial Statements. We adopted the rules effective December 31, 2009 and the rule changes, including those related to pricing and technology, are included in our reserves estimates.

Presented below is a summary of changes in estimated reserves of the oil and natural gas wells at December 31, 2011, 2010 and 2009.

	2011
	Oil and NGLs (Bbls)	Natural Gas (Mcf)	Mcf Equivalents
Estimated Proved Reserves – Beginning of Period	12,342,828	127,621,835	201,678,803
Extensions and Discoveries	2,796,834	139,067,694	155,848,698
Revisions of Previous Estimates	1,060,941	16,515,036	22,880,682
Production(a)	(884,602)	(8,912,250)	(14,219,862)

Estimated Proved Reserves – End of Period	15,316,001	274,292,315	366,188,321

	2010
	Oil and NGLs (Bbls)	Natural Gas (Mcf)	Mcf Equivalents
Estimated Proved Reserves – Beginning of Period	11,509,983	56,163,170	125,223,068
Sale of Reserves in Place	(369,758)	(12,251,612)	(14,470,160)
Extensions and Discoveries	3,461,768	93,229,532	114,000,140
Revisions of Previous Estimates	(1,542,033)	(6,511,733)	(15,763,931)
Production(a)	(717,132)	(3,007,522)	(7,310,314)

Estimated Proved Reserves – End of Period	12,342,828	127,621,835	201,678,803

(a)	Gas production excludes certain production associated with gas sales contracts for which we do not recognize reserves. See Note 9, Commitments and Contingencies, to our Consolidated Financial Statements.

	2009
	Oil and NGLs (Bbls)	Natural Gas (Mcf)	Mcf Equivalents
Estimated Proved Reserves – Beginning of Period	5,993,626	30,019,477	65,981,233
Purchases of Reserves in Place	—	—	—
Extensions and Discoveries	940,883	18,422,999	24,068,297
Revisions of Previous Estimates	5,302,862	9,231,194	41,048,366
Production (a)	(727,388)	(1,510,500)	(5,874,828)

Estimated Proved Reserves – End of Period	11,509,983	56,163,170	125,223,068

(a)	Oil production does not include approximately 372 barrels of oil produced attributable to a small oil field that was sold during 2009 and was not evaluated for purposes of reserves in 2008.

	Oil and NGLs (Bbls)	Natural Gas (Mcf)	Mcf Equivalent
Proved Developed Reserves
December 31, 2011	10,399,620	110,853,300	173,251,020
December 31, 2010	8,799,105	32,477,226	85,271,856
December 31, 2009	8,623,430	16,161,494	67,902,074

Revisions. Revisions represent changes in previous reserves estimates, either upward or downward, resulting from new information normally obtained from developmental drilling and production history or resulting from a change in economic factors, such as commodity prices, operating costs.

We had significant revisions in our oil, NGL and natural gas reserves for the year ended December 31, 2011. The majority of our positive revision of estimated proved reserves occurred in our Marcellus Shale properties, where our average per well estimated ultimate recovery (“EUR”) increased from 4.4 Bcfe to 5.3 Bcfe in our operated areas and from 3.0 Bcf to 4.2 Bcf in our non-operated areas. In total, our positive revisions in our Marcellus operations accounted for 84% of all revisions. Also impacting our revisions during 2011 was a change in the oil pricing from $76.03 per barrel in 2010 to $92.45 per barrel in 2011. We had significant revisions in our oil and NGL reserves of approximately 1.5 MMBOE for the year ended December 31, 2010, which were primarily due to a decrease in the pricing used for our NGLs from $57.65 per barrel in 2009 to $31.71 per barrel in 2010. The increase in our oil and NGL reserves of 5.3 MMBOE as of December 31, 2009 through revisions was primarily due to an increase in the price of oil used in the reserves estimates from $41.00 per barrel in 2008 to $57.65 per barrel in 2009. The increase in our natural gas reserves of 9.2 Bcfe as of December 31, 2009 through revisions was primarily due to a positive development and production history, which was partially offset by a decrease in the natural gas price used from $5.71 in 2008 to $3.87 in 2009.

Extensions, discoveries and other additions. These are additions to estimated proved reserves that result from (1) extension of the proved acreage of previously discovered reservoirs through additional drilling in periods subsequent to discovery and (2) discovery of new fields with estimated proved reserves or of new reservoirs of estimated proved reserves in old fields.

We had significant extensions, discoveries and other additions for the year ended December 31, 2011, of 2.8 MMBOE of oil and NGLs and 139.1 Bcf of natural gas. These additions were primarily due to the additional proved undeveloped locations that were added to our proved reserve estimates that were a result of our continued drilling success in the Marcellus Shale. A portion of the extension and discoveries were booked as a result of successful efforts from exploration wells drilled in the Burkett and Utica Shales. In the Illinois Basin, we successfully booked estimated proved reserves as a result of our ASP pilot, which were classified as extensions and discoveries. For the year ended December 31, 2010 we had significant extensions, discoveries of 3.5 MMBOE for oil and NGLs and 93.2 Bcfe for natural gas. These additions were primarily due to the additional proved undeveloped locations that were added to our proved reserve estimates that were a result of our continued drilling success in the Marcellus Shale. Extensions, discoveries and other additions for the year ended December 31, 2009 of 0.9 MMBOE of oil and NGLs and 18.4 Bcfe of natural gas include increases in proved undeveloped locations as a result of our successful exploration efforts in the Marcellus Shale in conjunction with the change in the SEC’s rules to allow producers in continuous accumulation plays to report additional undrilled locations beyond one offset on each side of a horizontal producing well.